Expense Example - Defiance Autism Impact ETF - Defiance Autism Impact ETF Class	May 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252